Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Warrants [Member]	Accumulated other Comprehensive Income [Member]	Deficit [Member]
Balance, amount at Sep. 30, 2024	$ 8,585	$ 116,408	$ 10,904	$ 4,725	$ 5,792	$ (129,244)
Statement [Line Items]
Stock-based compensation	1,246	0	1,246	0	0	0
Issue of shares	11,582	11,582	0	0	0	0
Exercise of options	42	72	(30)	0	0	0
Cumulative translation adjustment	(436)	0	0	0	(436)	0
Net income for the period	1,315	0	0	0	0	1,315
Balance, amount at Jun. 30, 2025	22,334	128,062	12,120	4,725	5,356	(127,929)
Balance, amount at Sep. 30, 2025	31,127	134,866	11,508	4,725	5,909	(125,881)
Statement [Line Items]
Stock-based compensation	2,781	0	2,781	0	0	0
Issue of shares	25,845	25,845	0	0	0	0
Exercise of options	3,503	5,278	(1,775)	0	0	0
Cumulative translation adjustment	331	0	0	0	331	0
Net income for the period	2,362	0	0	0	0	2,362
Exercise of warrants	1,285	6,010	0	(4,725)	0	0
Balance, amount at Jun. 30, 2026	$ 67,234	$ 171,999	$ 12,514	$ 0	$ 6,240	$ (123,519)